Regulatory Matters - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	120.00%
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%
Increments of capital investment	10.00%
Additional Tier 1 capital	¥ 1,874.8
Tier 2 capital	¥ 1,518.3
Additional loss absorbency	1.00%
Adjustment in the calculation of Common Equity	20.00%
Increased in Common Equity	20.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	0.00%
Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Buffer ranging percentage	2.50%
G-SIB | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	1.00%
G-SIB | Maximum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	2.50%
Capital ratio that call for regulatory reporting | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	140.00%
Capital ratio that lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	100.00%
Domestic banks with only domestic operations
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.00%
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	3.50%
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.50%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1 capital, expected to be phased in beginning date percentage	0.625%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Common Equity Tier 1 capital requirement, including capital conservation buffer	7.00%
Basel III | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	6.00%
Basel III | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.50%
Basel III | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	8.00%
Basel III | March 2013 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.50%
Basel III | March 2013 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	3.50%
Basel III | March 2014 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	5.50%
Basel III | March 2014 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	4.00%